Loss Per Ordinary Share - Schedule of Calculation of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and diluted:
Loss attributable to equity holders of the Company	$ 20,000	$ 1,941	$ 12,689
Dividend accumulated for preferred shares during the period	825	2,467	852
Loss attributable to equity holders of the Company, after deducting dividend accumulated for preferred shares	$ 20,825	$ 4,408	$ 13,541
Weighted average number of ordinary shares	9,716,790	2,305,503	2,300,959
Loss per ordinary share (LPS)	$ 2.14	$ 1.91	$ 5.88